Note 10 - Property and Equipment - Components of Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Beginning of the year	$ 12,263
Beginning of the year	(12,263)
End of the year	14,623	$ 12,263
Office properties [member]
Statement Line Items [Line Items]
Beginning of the year	4,171
Beginning of the year	(4,171)
End of the year	6,308	4,171
Furniture and fixture [member]
Statement Line Items [Line Items]
Beginning of the year	111
Beginning of the year	(111)
End of the year	90	111
Equipments [member]
Statement Line Items [Line Items]
Beginning of the year	7,649
Beginning of the year	(7,649)
End of the year	8,097	7,649
Leasehold improvements [member]
Statement Line Items [Line Items]
Beginning of the year	331
Beginning of the year	(331)
End of the year	127	331
Gross carrying amount [member]
Statement Line Items [Line Items]
Beginning of the year	41,363	40,462
Additions	3,570	1,034
Acquisition of a subsidiary (Note 3)	0	271
Adjustments to right-of-use assets	5,904	2,486
Disposals	(578)	(2,580)
Effect of movements in exchange rates, property, plant and equipment	118	(310)
Beginning of the year	(41,363)	(40,462)
Disposals	578	2,580
End of the year	50,377	41,363
Gross carrying amount [member] | Office properties [member]
Statement Line Items [Line Items]
Beginning of the year	10,257	8,250
Additions	0	0
Acquisition of a subsidiary (Note 3)	0	234
Adjustments to right-of-use assets	4,182	2,029
Disposals	(404)	(243)
Effect of movements in exchange rates, property, plant and equipment	1	(13)
Beginning of the year	(10,257)	(8,250)
Disposals	404	243
End of the year	14,036	10,257
Gross carrying amount [member] | Furniture and fixture [member]
Statement Line Items [Line Items]
Beginning of the year	782	773
Additions	45	13
Acquisition of a subsidiary (Note 3)	0	4
Adjustments to right-of-use assets	0	0
Disposals	0	(4)
Effect of movements in exchange rates, property, plant and equipment	(5)	(4)
Beginning of the year	(782)	(773)
Disposals	(0)	4
End of the year	822	782
Gross carrying amount [member] | Equipments [member]
Statement Line Items [Line Items]
Beginning of the year	28,604	29,705
Additions	3,505	1,020
Acquisition of a subsidiary (Note 3)	0	26
Adjustments to right-of-use assets	1,722	457
Disposals	(174)	(2,331)
Effect of movements in exchange rates, property, plant and equipment	137	(273)
Beginning of the year	(28,604)	(29,705)
Disposals	174	2,331
End of the year	33,794	28,604
Gross carrying amount [member] | Leasehold improvements [member]
Statement Line Items [Line Items]
Beginning of the year	1,719	1,733
Additions	19	2
Acquisition of a subsidiary (Note 3)	0	7
Adjustments to right-of-use assets	0	0
Disposals	0	(2)
Effect of movements in exchange rates, property, plant and equipment	(15)	(21)
Beginning of the year	(1,719)	(1,733)
Disposals	(0)	2
End of the year	1,724	1,719
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Beginning of the year	(29,097)	(22,295)
Disposals	577	2,554
Effect of movements in exchange rates, property, plant and equipment	(89)	172
Beginning of the year	29,097	22,295
Depreciation	7,321	9,184
Disposals	(577)	(2,554)
End of the year	(35,754)	(29,097)
Accumulated depreciation, amortisation and impairment [member] | Office properties [member]
Statement Line Items [Line Items]
Beginning of the year	(6,086)	(3,917)
Disposals	404	243
Effect of movements in exchange rates, property, plant and equipment	(1)	6
Beginning of the year	6,086	3,917
Depreciation	2,047	2,407
Disposals	(404)	(243)
End of the year	(7,728)	(6,086)
Accumulated depreciation, amortisation and impairment [member] | Furniture and fixture [member]
Statement Line Items [Line Items]
Beginning of the year	(670)	(586)
Disposals	0	2
Effect of movements in exchange rates, property, plant and equipment	0	0
Beginning of the year	670	586
Depreciation	61	86
Disposals	0	(2)
End of the year	(732)	(670)
Accumulated depreciation, amortisation and impairment [member] | Equipments [member]
Statement Line Items [Line Items]
Beginning of the year	(20,955)	(16,670)
Disposals	174	2,309
Effect of movements in exchange rates, property, plant and equipment	(100)	153
Beginning of the year	20,955	16,670
Depreciation	5,016	6,440
Disposals	(174)	(2,309)
End of the year	(25,696)	(20,955)
Accumulated depreciation, amortisation and impairment [member] | Leasehold improvements [member]
Statement Line Items [Line Items]
Beginning of the year	(1,388)	(1,124)
Disposals	0	0
Effect of movements in exchange rates, property, plant and equipment	12	13
Beginning of the year	1,388	1,124
Depreciation	196	251
Disposals	0	0
End of the year	$ (1,596)	$ (1,388)